INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 700	$ 1,813
Trade receivables	12,087	7,651
Advances to suppliers	788	936
Other accounts receivable	3,648	3,889
Inventories	5,719	9,976
Total current assets	22,942	24,265
NON-CURRENT ASSETS:
Property, plant and equipment, net	4,052	5,058
Investments in affiliates	2,284	2,285
Right-of-use assets, net	626	1,307
Intangible assets, net	3,678	5,803
Goodwill	6,634	10,095
Total non-current assets	17,274	24,548
Total assets	40,216	48,813
CURRENT LIABILITIES:
Trade payables	13,877	9,223
Bank loans and credit facilities	12,746	12,119
Other accounts payable and accrued expenses	4,486	6,218
Accrued purchase consideration liabilities	0	2,097
PUT Option liability	0	2,697
Convertible debt	2,002	0
Current maturities of operating lease liabilities	292	454
Total current liabilities	33,403	32,808
NON-CURRENT LIABILITIES:
Warrants measured at fair value	57	38
Operating lease liabilities	301	815
Long-term loans	401	394
Employee benefit liabilities, net	47	95
Deferred tax liability, net	526	963
Total non-current liabilities	1,332	2,305
Total liabilities	34,735	35,113
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	253,966	253,882
Translation reserve	1,579	95
Reserve from share-based payment transactions	9,673	9,637
Conversion option for convertible debt	327	0
Accumulated deficit	(258,478)	(249,145)
Total equity attributable to equity holders of the Company	7,067	14,469
Non-controlling interests	(1,586)	(769)
Total equity	5,481	13,700
Total liabilities and equity	$ 40,216	$ 48,813